SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 16, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
Stock Purchase Agreements [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	3,294,117
Shares Issued, Price Per Share	$ 4.25
Stock Issued During Period, Value, New Issues	$ 14,000,000
Stock Purchase Agreements [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001
Stock Purchase Agreements [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.50
Line of Credit Facility, Expiration Period	3 years
Subsequent Event [Member] | Stock Purchase Agreements [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	3,294,117
Shares Issued, Price Per Share	$ 4.25
Stock Issued During Period, Value, New Issues	$ 14,000,000
Subsequent Event [Member] | Stock Purchase Agreements [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001
Subsequent Event [Member] | Stock Purchase Agreements [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.50
Line of Credit Facility, Expiration Period	3 years